GOING CONCERN (Details Narrative) - USD ($)	Nov. 30, 2022	May 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 14,355,930	$ 15,878,189